Financial Instruments and Risk Management (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Cash and cash equivalents	$ 1,011,996	$ 130,414
Current liabilities	$ 46,729,920	1,173,376
Contractual maturities	12 years
Warrant derivative liabilities	$ 45,380,933	45,380,933
Warrants liabilities	1,348,987	964,608
Foreign exchange rates	1,463	$ (66,259)
Molo Graphite Mine construction [Member]
Statement [Line Items]
Working capital requirements	1,300,000
Construction cost	18,400,000
General and administrative expenditures	$ 3,000,000.0
Description of capital expenditure	the Company will receive a further $3.0 million from Vision Blue upon achieving 80% of capital expenditures
Expire of warrants	20211231 years